Taxation - Income Tax Expense - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting and taxable income
Deferred tax	€ 43,138	€ 58,275	€ (21,189)
Current tax	126,501	110,184	152,625
Total income tax expense	€ 169,639	€ 168,459	€ 131,436